AMERICAN
EXPRESS
Financial
Direct

Strategist Growth and Income Fund, Inc.


1998 Annual Report



                                             Strategist Balanced Fund
                                               Strategist Equity Fund
                                        Strategist Equity Income Fund
                                         Strategist Total Return Fund

Table of contents


From the portfolio managers                                                  1
The Fund's long-term performance                                             9
Independent auditors' report                                                13
Financial statements (Strategist Growth and Income Fund, Inc.)              14
Notes to financial statements (Strategist Growth and Income Fund, Inc.)     22
Federal income tax information                                              28
Independent auditors' report (Balanced Portfolio)                           32
Financial statements (Balanced Portfolio)                                   33
Notes to financial statements (Balanced Portfolio)                          36
Investments in securities (Balanced Portfolio)                              41
Independent auditors' report (Equity Portfolio)                             60
Financial statements (Equity Portfolio)                                     61
Notes to financial statements (Equity Portfolio)                            64
Investments in securities (Equity Portfolio)                                69
Independent auditors' report (Equity Income Portfolio)                      81
Financial statements (Equity Income Portfolio)                              82
Notes to financial statements (Equity Income Portfolio)                     85
Investments in securities (Equity Income Portfolio)                         90
Independent auditors' report (Total Return Portfolio)                       98
Financial statements (Total Return Portfolio)                               99
Notes to financial statements (Total Return Portfolio)                     102
Investments in securities (Total Return Portfolio)                         108

From the portfolio managers



Strategist Balanced Fund
A substantial sell-off in the U.S. stock market late in the fiscal year eroded nearly all of Strategist Balanced Fund's gain to that point, leaving the Fund with a slightly positive performance for the period as a whole. For the 12 months, the total return (including net asset value change, dividends, interest and capital gains) was .7% for the Fund.

Stocks were on a roller-coaster for much of the period, as investors tried to weigh the positive factors of low inflation, falling long-term interest rates and continued economic growth in the U.S. against the possibility of an increasing slowdown in corporate profits brought on by the economic woes of a growing number of foreign markets in Asia, Latin America and Eastern Europe.

Still, thanks to a powerful rally during February and March, U.S. stocks were up nicely by the time summer came around. But by August, financial crises in Russia and Latin America were again driving our market into a rapid retreat, although it did manage a moderate bounce-back in September.

A case for quality
The bond market enjoyed a much calmer 12 months. Thanks to ongoing low inflation and a "flight to quality" spawned by the worsening situation overseas, U.S. Treasury bonds rallied strongly for much of the period, taking down long-term interest rates in the process. (Bond prices move in the opposite direction of interest rates.) Clearly, the bond component of the portfolio had a very positive effect on the Fund's performance over the 12 months.

The Fund's portfolio of investments underwent some changes during the 12 months. Concurrent with a change in equity managers last December, the portfolio took on a less defensive structure, which centered on lowering cash reserves and putting the money to work in stocks. In addition, we reduced the exposure to foreign stocks to help shield the Fund from the problems in overseas markets and increased bond holdings to take advantage of the positive trend in that market. In that regard, Fund performance benefited from a somewhat long duration (a strategy that increases the portfolio's sensitivity to interest rate changes), as well as an emphasis on high-quality bonds. At the end of the period, about 61% of the portfolio was invested in stocks, about 33% in bonds, and the rest in cash reserves.


Kurt Winters
(picture of) Kurt Winters
Kurt Winters
Portfolio Manager


Brad Stone
(picture of) Brad Stone
Brad Stone
Portfolio Manager

Strategist Growth and Income Fund, Inc.

From the portfolio manager



Strategist Equity Fund
A very productive period was quickly turned into a modestly positive one by a sharp decline in the U.S. stock market late in the fiscal year. In the end, Strategist Equity Fund recorded a total return of .9% for the 12 months -- October 1997 through September 1998.

After sinking in the aftermath of the Asian financial crisis in the fall of 1997, the U.S. market spent most of last winter trying to hold its ground. But by February, the worst of the "Asian flu" seemed to have passed, and investors' optimism was renewed by ongoing reports of low inflation and, for the most part, solid corporate profits. That combination was enough to spark a two-month market surge that more than made up for the earlier weakness.

Conditions remained relatively stable until late summer, when financial turmoil resurfaced overseas, this time in Russia and Latin America. With Asian economies already in shambles, this latest development cast a dark cloud over the outlook for American companies' profits and forced stocks into rapid retreat until the final few weeks of the period. Stocks of financial services companies, a relatively large area of investment for the Fund, were particularly weak.

Big-cap trend continues
As had been the case in recent years, large-capitalization growth stocks most often led the market's upturns over the 12 months. The trend worked partially in the Fund's favor, as it concentrates its investments in the large-cap sector. However, part of the Fund's objective is to provide an above-average dividend, which is generally not available from the high-growth stocks that have usually set the pace for the market.

To shore up the Fund's dividend, I maintained a healthy exposure to utility stocks, including providers of electricity and telephone service, as well as convertible preferred stocks and convertible bonds. As for changes to the portfolio, to reduce a large capital gain that shareholders would have received in form of a taxable distribution, I sold several stocks for losses. To lessen the exposure to potential problems overseas, I also reduced holdings in Europe somewhat.

Looking to the current fiscal year, the portfolio is more defensively positioned than it was some months ago. This is reflected in a higher level of cash reserves and an increased concentration in stocks of well-known companies that often hold dominant positions in their industries. Should earnings growth become tougher to maintain in the year ahead, I think such companies will fare relatively well.


Richard H. Warden
(picture of) Richard H. Warden
Richard H. Warden
Portfolio manager

Strategist Growth and Income Fund, Inc.

From the portfolio manager



Strategist Equity Income Fund
A double-digit gain by Strategist Equity Income Fund was wiped out by a stock-market slump late in the fiscal year that ultimately pushed the Fund into negative territory. For the 12 months -- October 1997 through September 1998 -- the Fund experienced a loss of 2.6%. (This figure includes a substantial capital gain that was paid to shareholders in December 1997 and reduced the Fund's net asset value by the same amount at that time.)

Although the favorable fundamentals of low inflation, healthy corporate profits and solid economic growth remained in place, a financial crisis in Asia sent the U.S. stock market into a tailspin in the opening month of the period. Although the market soon got back on its feet, ongoing concerns about the ultimate effect of the "Asian flu" kept stocks off balance through most of the winter.

By February, thanks to still-positive economic data, stocks began an advance that turned into a robust rally through March. But more overseas worries re-surfaced in mid-summer (this time regarding Latin America and Russia) and drove the market and the Fund down sharply for several weeks.

A narrow market
The Fund's performance roughly followed that of the broad market, although it lagged behind during the upturns. This was a reflection of the fact that the market continued to be led by an increasingly small number of large-capitalization growth stocks. The Fund, on the other hand, emphasizes stocks that offer good relative value in terms of price and which provide an above-average yield -- quite the opposite of the high-priced growth stocks that have been so popular in recent years.

There were some substantial changes to the portfolio that I began instituting after becoming manager in December 1997. Most notable was a reduction in the level of cash reserve -- from about 26% of assets to about 5%, a strategy designed to allow the Fund to better participate in potential market upturns. I also pared back holdings among financial services stocks, and put more money into consumer stocks in the health care, food/beverage and household products sectors.

Still, these shifts haven't altered the Fund's basic investment style. It will continue to emphasize stocks in a wide range of industries whose current price doesn't, in the opinion of our securities analysts, fully reflect the intrinsic worth of their respective companies. These issues are complemented by comparatively high-yield securities, such as utility stocks, to provide an above-average dividend for the Fund.


Kurt Winters
(picture of) Kurt Winters
Kurt Winters
Portfolio manager

Strategist Growth and Income Fund, Inc.

From the portfolio manager



Strategist Total Return Fund
A steep decline in several worldwide financial markets late in the fiscal year turned a positive period into a negative one for Strategist Total Return Fund. For the 12 months -- October 1997 through September 1998 -- the Fund lost 4.1%.

The period got off to a good start, but a financial crisis that began in Southeast Asia in late October quickly drove prices down in major markets around the world. Although European markets subsequently made some progress, U.S. stocks were kept off balance for the next few months.

By February, investors evidently concluded that the "Asian flu" would be less than fatal, a mood swing that resulted in a powerful two-month rally for the U.S. market. European stocks followed suit, but to a somewhat lesser degree. The roller-coaster ride resumed again in August, though, when collapsing markets in Russia and Latin America resulted in another nosedive for stocks in the U.S. and Europe.

Bonds benefit
Through it all, the U.S. bond market, especially long-term Treasury issues, fared extremely well, thanks to ongoing low inflation that drove long-term interest rates down and, consequently, bond prices up. Bonds gained further support from a global "flight to quality," as investors moved money out of battered Asian, Russian and Latin American markets and into U.S. bonds.

Most of the Fund's investments (about 60%-65%) were in the U.S. throughout the fiscal year, the great majority in large-capitalization stocks, followed by bonds and a small amount of small-cap stocks. The rest of the portfolio was largely invested in foreign markets, chiefly in Europe. We also had varying exposure to the smaller, or "emerging," markets of Asia, Latin America and Russia. Although those holdings were relatively modest, the severity of the downturns in those markets had a substantial impact on the Fund's performance during the 12 months. To cushion the effect, we reduced the emerging market exposure to 5% by the fall and increased the cash reserves in the portfolio to 18% of assets by year-end.

As the new fiscal year begins, it appears that while the worst may be over in the emerging markets, the aftereffects could linger in the U.S. and Europe. Therefore, at least for the near term, we expect to stay with a conservative investment approach that includes keeping a minimal exposure to riskier foreign markets and, overall, committing more money to stocks only on a highly selective basis.


Steven Merrell
(picture of) Steven Merrell
Steven Merrell
Portfolio team member

Strategist Growth and Income Fund, Inc.

The Fund's long-term performance

How your $10,000 has grown in Strategist Balanced Fund


$20,000

                                               S&P 500
                                             Stock Index


                                                                       $13,168
                                                                      Strategist
                                                                       Balanced
                                                                         Fund

                                 Lipper Balanced
                                    Fund Index
$10,000



5/96       9/96      1/97       5/97       9/97       1/98      5/98       9/98

Average annual total return
(as of Sept. 30, 1998)

1 year     5 years    10 years
+0.73%     +10.62%    +11.57%

     Assumes: Holding period from 5/31/96 to 9/30/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,888. Also see "Performance" in the Fund's current prospectus.

     On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P 500) and the Lipper Balanced Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

     On May 13, 1996, IDS Mutual Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Balanced Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

     S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

     Lipper Balanced Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Strategist Growth and Income Fund, Inc.

How your $10,000 has grown in Strategist Equity Fund


$20,000

                                              S&P 500
                                            Stock Index

                                                 Lipper Growth & Income
                                                        Fund Index

                                                                       $13,857
                                                                      Strategist
                                                                        Equity
                                                                         Fund

$10,000


5/96      9/96      1/97       5/97       9/97       1/98       5/98        9/98

Average annual total return
(as of Sept. 30, 1998)

1 year     5 years    10 years
+0.90%     +13.74%    +14.57%

     Assumes: Holding period from 5/31/96 to 9/30/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $912. Also see "Performance" in the Fund's current prospectus.

     On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P 500) and the Lipper Growth & Income Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

     On May 13, 1996, IDS Stock Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Equity Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

     S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

     Lipper Growth & Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

How your $10,000 has grown in Strategist Equity Income Fund


$20,000

                                              S&P 500
                                            Stock Index

                                                   Lipper Equity Income
                                                        Fund Index
                                                                       $13,133
                                                                     Strategist
                                                                   Equity Income
                                                                        Fund

$10,000


5/96      9/96      1/97       5/97       9/97       1/98       5/98        9/98

Average annual total return
(as of Sept. 30, 1998)

1 year     5 years    Since
                      Inception*
-2.61%     +11.62%    +15.48%

*Inception date was Oct. 15, 1990.

     Assumes: Holding period from 5/31/96 to 9/30/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $817. Also see "Performance" in the Fund's current prospectus.

     On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P 500) and the Lipper Equity Income Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

     On May 13, 1996, IDSDiversified Equity Income Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Equity Income Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

     S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

     Lipper Equity Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Strategist Growth and Income Fund, Inc.

How your $10,000 has grown in Strategist Total Return Fund



$20,000

                                              S&P 500
                                            Stock Index


                                             Lipper Flexible Portfolio
                                                     Fund Index

                                                                       $12,010
                                                                      Strategist
                                                                    Total Return
                                                                        Fund
$10,000


5/96      9/96       1/97       5/97       9/97       1/98       5/98       9/98

Average annual total return
(as of Sept. 30, 1998)

1 year     5 years    10 years
-4.09%     +8.06%     +13.42%

     Assumes: Holding period from 5/31/96 to 9/30/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,623. Also see "Performance" in the Fund's current prospectus.

     On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P 500) and the Lipper Flexible Portfolio Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

     On May 13, 1996, IDS Managed Allocation Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Total Return Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 throughMay 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

     S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

     Lipper Flexible Portfolio Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

  Federal income tax information


     The Funds are required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

Strategist Balanced Fund
Fiscal year ended Sept. 30, 1998

Income distribution taxable as dividend income, 38.56% qualifying for deduction by corporations.

Payable date                                                      Per share

Dec. 29, 1997                                                      $0.30546
March 27, 1998                                                      0.11262
June 26, 1998                                                       0.11899
Sept. 25, 1998                                                      0.13800

Total                                                              $0.67507


Capital gain distribution
taxable as long-term capital gain.

Payable date                                                     Per share

Dec. 29, 1997                                                     $0.96347

Total distributions                                               $1.63854


     The distribution of $1.26893 per share, payable Dec. 29, 1997, consisted of $0.15234 derived from net investment income, $0.15312 from net short-term capital gains (a total of $0.30546 taxable as dividend income) and $0.96347 from net long-term capital gains.

     The long-term gains distribution is divided into two rate categories: 28% -- $0.41063 and 20% -- $0.55284.

Strategist Equity Fund
Fiscal year ended Sept. 30, 1998

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                      Per share

Dec. 29, 1997                                                      $0.09611
June 26, 1998                                                       0.02346

Total                                                              $0.11957


Capital gain distribution
taxable as long-term capital gain.

Payable date                                                      Per share

Dec. 29, 1997                                                      $1.10754

Total distributions                                                $1.22711


     The distribution of $1.20365 per share, payable Dec. 29, 1997, consisted of $0.09611 derived from net investment income, and $1.10754 from net long-term capital gains.

     The long-term gains distribution is divided into two rate categories: 28% -- $0.32373 and 20% -- $0.78381.

Strategist Growth and Income Fund, Inc.

Strategist Equity Income Fund
Fiscal year ended Sept. 30, 1998

Income distribution taxable as dividend income, 59.18% qualifying for deduction by corporations.

Payable date                                          Per share

Dec. 26, 1997                                          $0.17649
March 26, 1998                                          0.05400
June 25, 1998                                           0.04557
Sept. 24, 1998                                          0.04174

Total                                                  $0.31780


Capital gain distribution
taxable as long-term capital gain.

Payable date                                          Per share

Dec. 26, 1997                                          $0.72796

Total distributions                                    $1.04576


     The distribution of $0.90445 per share, payable Dec. 26, 1997, consisted of $0.08080 derived from net investment income, $0.09569 from net short-term capital gains (a total of $0.17649 taxable as dividend income) and $0.72796 from net long-term capital gains.

     The long-term gains distribution is divided into two rate categories: 28% -- $0.39557 and 20% -- $0.33239.

Strategist Total Return Fund
Fiscal year ended Sept. 30, 1998

Income distribution taxable as dividend income, 18.46% qualifying for deduction by corporations.

Payable date                                                      Per share

Dec. 29, 1997                                                      $0.31161
March 27, 1998                                                      0.08001
June 26, 1998                                                       0.10999
Sept. 25, 1998                                                      0.10998

Total                                                              $0.61159


Capital gain distribution
taxable as long-term capital gain.

Payable date                                                      Per share

Dec. 29, 1997                                                      $1.02800

Total distributions                                                $1.63959


     The distribution of $1.33961 per share, payable Dec. 29, 1997, consisted of $0.09519 derived from net investment income, $0.21642 from net short-term capital gains (a total of $0.31161 taxable as dividend income) and $1.02800 from net long-term capital gains.

     The long-term gains distribution is divided into two rate categories: 28% -- $0.67457 and 20% -- $0.35343.

Strategist Growth and Income Fund, Inc.

The  financial   statements   contained  in   Post-Effective   Amendment  #3  to
Registration Statement No. 33-63907 filed on or about November 25, 1998, are incorporated herein by reference.


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American Express Service Corporation, Distributor

Printed on recycled paper with a minimum of 10% post-consumer waste

S-6136 D (11/98)